[EATON VANCE LOGO]
EATON VANCE-Registered Trademark-





                         Annual Report December 31, 2000


[PHOTO OF WALL STREET SIGN]         CAPITAL        [PHOTO OF STATUE OF LIBERTY]
                                    EXCHANGE
                                     FUND


                       [PHOTO OF CALCULATOR & TAX FORM]

Capital Exchange Fund as of December 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]

James B. Hawkes
President

During the year ended December 31, 2000, the net asset value of Capital Exchange Fund increased from $562.03 per share to $572.92 per share. In 2000, the Fund made income distributions to shareholders of $3.74 per share and paid $4.36 per share in federal taxes on net realized capital gains retained by the Fund, for which payment shareholders receive an offsetting credit on their federal income tax returns. Assuming reinvestment of distributions and use of the federal tax credit available to shareholders, the Fund had a total return of 3.36% for the year. Without taking into account the value of the available tax credit, the Fund's total return for the year was 2.58%.(1)

For comparison, the average total return for mutual funds in the Lipper Multi-Cap Core Classification was -2.96% during the period, and the S&P 500 Index - an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock performance - had a total return of -9.1%.(2)

In 2000, the U.S. equity markets were characterized by extreme volatility and dramatic declines in the more aggressive sectors. After a prolonged period in which risk-taking in stocks was amply rewarded, the markets became more conservative during 2000. Many technology, media, and telecommunications stocks that were big winners in 1998 and 1999 experienced massive price declines in 2000 - victims of diminished growth expectations, earnings shortfalls, and a collapse in valuations from inflated levels. The nascent Internet sector was devastated. The tech-heavy NASDAQ Composite Index plunged over 39%, giving back nearly all the gains it made in 1999.(2)

The valuation-sensitive, risk-averse investment style employed by Tax-Managed Growth Portfolio (the vehicle through which the Fund invests) was well suited for the tumultuous market conditions of 2000. The Portfolio substantially outperformed the U.S. stock market as a whole, benefiting from broad diversification and underweightings in the technology and telecommunications sectors. The Portfolio follows a disciplined investment strategy that emphasizes long-term holdings of high quality growth stocks, carefully selected and patiently accumulated to minimize portfolio risk. In the following pages, Duncan W. Richardson, portfolio manager of Tax-Managed Growth Portfolio elaborates on the Portfolio's investment approach, the results of 2000 and the outlook for 2001.

Effective March 1, 2001, the name of the Fund will change to Eaton Vance Tax-Managed Growth Fund 1.0. This change is intended to highlight the Fund's connection to Tax-Managed Growth Portfolio, through which the Fund has pursued its investment program since 1995.

We appreciate your continuing investment in the Fund and remain confident that it is well positioned to provide you with attractive long-term, after-tax returns in the years ahead.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 10, 2001


Fund Information
as of December 31, 2000

Performance(1)
-------------------------------------------------------------------------------
Average Annual Total Returns
-------------------------------------------------------------------------------
One Year                                 2.58%
Five Years                              20.21
Ten Years                               18.34
Life of Fund (3/29/66)                  11.63


Adjusted Annual Total Returns
-------------------------------------------------------------------------------
One Year                                3.36%
Five Years                             20.41
Ten Years                              18.58
Life of Fund (3/29/66)                 12.06

Ten Largest Equity Holdings(3)
-------------------------------------------------------------------------------
American International Group, Inc.      2.8%
Automatic Data Processing, Inc.         1.9
Marsh & McLennan Cos., Inc.             1.7
Pfizer, Inc.                            1.7
Omnicom Group, Inc.                     1.4
Johnson & Johnson Co.                   1.4
General Electric Co.                    1.4
PepsiCo, Inc.                           1.4
Morgan Stanley Dean Witter & Co.        1.3
Wells Fargo & Co.                       1.2


(1) "Average Annual Total Returns" are calculated consistent with standardized SEC performance, based on the percentage change in net asset value with all distributions invested. SEC standardized returns treat federal taxes paid by the Fund on retained net realized capital gains as a Fund expense, and do not recognize the value to shareholders of the offsetting federal income tax credit. "Adjusted Annual Total Returns" are calculated on a basis consistent with standardized SEC performance, except that federal taxes paid by the Fund on retained net realized capital gains are treated as a distribution to shareholders, recognizing the value to shareholders of the offsetting federal income tax credit available to them. Returns do not take into account taxes payable by shareholders on distributed Fund income and the Fund's net realized capital gains, or taxes due upon a sale of Fund shares.

(2)  It is not possible to invest directly in an Index or a Lipper
     Classification.

(3) Ten largest holdings accounted for 16.2% of the Portfolio's total net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

Capital Exchange Fund as of December 31, 2000

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON,
PORTFOLIO MANAGER OF TAX-MANAGED GROWTH PORTFOLIO.
MR RICHARDSON IS SENIOR VICE PRESIDENT AND CHAIRMAN OF THE EQUITY STRATEGY COMMITTEE OF EATON VANCE.

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

Q: Duncan, despite another year of volatility in the stock markets, the Portfolio outperformed its benchmark. What factors accounted for this solid showing?

A: MR. RICHARDSON: 2000 was a record year in terms of market volatility. I would attribute our outperformance of the benchmark averages, on both a pre-tax and after-tax basis, to our techniques for managing risk. 1999 was a year that rewarded risk-taking, but 2000 was a year that risk came home to roost, when many funds and portfolios paid a heavy price for piling into overpriced momentum stocks. The benchmarks were down and our Portfolio was up because we did not participate in many overvalued benchmark securities. We continued to stick to our investment disciplines, and those disciplines add value in most years.

Q:   Would you elaborate on those investment disciplines?

A: First, we invest with a long-term orientation, and are patient in accumulating our positions. Second, when we determine that a stock is no longer suitable for the Portfolio - whether because of fundamentals or valuation - we take our losses early. This is not only beneficial from a tax point of view (i.e., we capture a loss to possibly offset other taxable gains we might take in the Portfolio), but it also helps limit exposure to further declines in the stock. This is a discipline that helps in all markets, but particularly in down markets.

     Our third discipline is that we don't chase the action as stocks move higher; we're not momentum investors. We typically buy stocks that are reasonably priced in relation to their fundamental value. That was important in 2000, because if you did chase stocks, you had a reasonable chance of losing half or more of your money. (More than half of the NASDAQ stocks declined 50% or more off their highs last year.)

     Finally, the year 2000 illustrated that diversification isn't so dull within an investment strategy. Our Portfolio remains broadly diversified: the Top 10 holdings accounted for only 16.2% of the Portfolio at year-end. We continue to carefully manage stock- and sector-specific risk.

Q: Did any specific stocks or sectors have an impact on the Portfolio's performance?

A: The performance over the course of the year came from numerous areas and, as in most years, you could not attribute it to just a few stocks or sectors. Generally, each year we initiate positions in dozens of names and carefully watch them to ensure that we bought them at the right prices and that the fundamentals are on track. It's a great many stocks delivering on earnings - and the market sometimes rewarding those earnings with higher multiples - that tended to drive the Portfolio's performance this year. There have been some very dramatic sector shifts in the market, and we expect that there will continue to be, but our expertise is not in capturing those shifts nor in making radical sector bets. We prefer to seek out the best long-term risk/reward growth opportunities in whatever sector of the market they appear.

Q: Could you provide us with an overview of any changes you made to the Portfolio's sector weightings this year?

A: We correctly de-emphasized the technology sector, a strategy that certainly helped our performance relative to the overall market. In addition, we were somewhat underweighted relative to the S&P 500 in telecommunication stocks, which also had a down year. We remain underweighted in those sectors, but with the return to reasonable expectations for many of these stocks, we are evaluating some opportunities for increased emphasis.

Capital Exchange Fund as of December 31, 2000

MANAGEMENT DISCUSSION

     Although some of the financial and insurance stocks did very well, our overweighting in financial stocks wasn't helped by the rising interest rate environment. We believe there's reason to expect lower interest rates over the intermediate term, and this would benefit our holdings in the financial area, but we are staying wary of credit risks. Elsewhere, we remain slightly overweighted relative to the S&P 500 in both consumer staples and consumer cyclicals. We think these will do well, partly because the valuations are right, and partly because we think that these companies can continue to deliver earnings in a softening economic environment. One of the areas in which we increased our exposure late in 2000 was retail, where we had been underweighted. Some of these stocks got to price levels that discounted an economic slowdown much more severe than we anticipate.

     For most of the year, our higher weighting in the energy sector was very helpful to performance. Although we typically don't have much exposure to cyclical areas like energy, our analysts in this sector have been forcefully recommending this sector for the past couple of years. So some of our energy-related investments made several years ago paid off handsomely in 2000.

Q:   What can we expect in the year ahead?

A: I expect continued volatility. The unwinding of the historic financing boom from 1997 into early 2000 is not yet complete. There's also some more of the burst Internet bubble to be cleaned up in 2001. A record number of IPOs financed new companies - which means increased competition - in technology and telecommunications. In telecom, we're sensitive to problems with demand and with debt, for both new and old companies. There will likely be bankruptcies and not be enough business to go around. In tech and some other areas, we're faced with several difficult quarters of year-over-year earnings comparisons; investors likely won't have earnings working in their favor for a while. However, much of the market is at attractive valuation levels that are discounting a less robust economy going forward.

     In the first half of 2001, the market will struggle with the slowing economy and likely lower earnings, but should be buoyed by the falling interest rate outlook. Previously, our analysts correctly identified a slowing of the economy. Our feeling is that by closely monitoring companies and staying on top of the fundamentals we will also be able to identify inflection points on the uptick in 2001. By the second half, I'm hopeful that lower interest rates and lower oil prices will return the U.S. economy to stronger growth, and that the fundamentals of more businesses will look better.

Q:   Do you have any final comments to make to the shareholders?

A: Once again, our team here would like to thank the shareholders for their continued confidence in us. We would also like to compliment them for their collective behavior during the turbulent 2000 market. Since we view the market as a multi-year proposition, our feeling is that shareholders should not be alarmed by the increasing volatility of the market. In fact, as long-term investors we benefit from volatility, because it gives us the opportunity to buy stocks at lower prices.

     Finally, I would like shareholders to know that here at Eaton Vance, we have expanded our capacities in the equity research area, adding to our team several experienced analysts and managers. We look forward to working for you again in 2001.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value (identified cost,
   $91,402,425)                           $1,332,930,478
--------------------------------------------------------
TOTAL ASSETS                              $1,332,930,478
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Provision for federal tax on
   undistributed net realized long-term
   gain                                   $   10,056,682
Payable for Fund shares redeemed                  22,275
Payable to affiliate for Trustees' fees           10,313
Accrued expenses                                  21,174
--------------------------------------------------------
TOTAL LIABILITIES                         $   10,110,444
--------------------------------------------------------
NET ASSETS FOR 2,308,896 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $1,322,820,034
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost) less the
   excess of cost of Fund shares
   redeemed over proceeds from sales of
   Fund shares (including shares issued
   to shareholders electing to receive
   payment of distribution of Fund
   shares)                                $  100,406,406
Accumulated undistributed net investment
   income                                        394,747
Federal tax on undistributed net
   realized long-term capital gain, paid
   on behalf of the shareholders             (19,509,172)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        1,241,528,053
--------------------------------------------------------
TOTAL                                     $1,322,820,034
--------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE ($1,322,820,034  DIVIDED BY
   2,308,896 SHARES OF BENEFICIAL
   INTEREST OUTSTANDING)                  $       572.92
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $78,967)             $11,821,821
Interest allocated from Portfolio           3,531,195
Expenses allocated from Portfolio          (6,157,002)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 9,196,014
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $       178
Transfer and dividend disbursing agent
   fees                                        42,342
Custodian fee                                  29,627
Printing and postage                           14,198
Legal and accounting services                  13,578
Miscellaneous                                   8,174
-----------------------------------------------------
TOTAL EXPENSES                            $   108,097
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 9,087,917
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $35,929,647
   Securities sold short                    5,876,096
   Foreign currency transactions              (12,283)
-----------------------------------------------------
NET REALIZED GAIN                         $41,793,460
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(8,201,100)
   Securities sold short                    3,673,245
   Foreign currency                            (3,332)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(4,531,187)
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $37,262,273
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $46,350,190
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET                YEAR ENDED         YEAR ENDED
ASSETS                                    DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       9,087,917  $       8,855,897
   Net realized gain                             41,793,460         73,079,142
   Net change in unrealized appreciation
      (depreciation)                             (4,531,187)       121,785,503
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      46,350,190  $     203,720,542
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $      (8,768,840) $      (8,764,849)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (8,768,840) $      (8,764,849)
------------------------------------------------------------------------------
Provision for federal tax on
   undistributed net realized long-term
   gain                                   $     (10,056,682) $              --
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
Net asset value of shares issued to
   shareholders in payment of
   distributions declared                 $       1,802,595  $       1,600,476
Cost of shares redeemed                         (69,347,729)       (66,435,335)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (67,545,134) $     (64,834,859)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (40,020,466) $     130,120,834
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $   1,362,840,500  $   1,232,719,666
------------------------------------------------------------------------------
AT END OF YEAR                            $   1,322,820,034  $   1,362,840,500
------------------------------------------------------------------------------

Accumulated undistributed net investement income included
in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         394,747  $          87,926
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          YEAR ENDED DECEMBER 31,         PERIOD ENDED             YEAR ENDED OCTOBER 31,
                                          ------------------------        DECEMBER 31,         ------------------------------
                                             2000         1999            1998(1)                1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year      $  562.030   $  482.620          $  426.610          $366.870   $280.570   $230.960
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $    3.880   $    3.588          $    0.450          $  3.120   $  2.704   $  2.562
Net realized and unrealized gain              15.106       79.372              56.802            59.420     86.191     49.548
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $   18.986   $   82.960          $   57.252          $ 62.540   $ 88.895   $ 52.110
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                $   (3.740)  $   (3.550)         $   (1.242)         $ (2.800)  $ (2.340)  $ (2.500)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $   (3.740)  $   (3.550)         $   (1.242)         $ (2.800)  $ (2.340)  $ (2.500)
-----------------------------------------------------------------------------------------------------------------------------
Provision for federal tax on
   undistributed net realized long-term
   gain                                   $   (4.356)  $       --          $       --          $     --   $ (0.255)  $     --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR            $  572.920   $  562.030          $  482.620          $426.610   $366.870   $280.570
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                 2.58%       17.27%              13.43%            17.07%     31.79%     22.67%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)   $1,322,820   $1,362,841          $1,232,720          $167,355   $150,358   $135,674
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                  0.46%        0.47%               0.61%(4)          0.55%      0.64%      0.76%
   Net investment income                        0.66%        0.70%               0.45%(4)          0.75%      0.81%      1.01%
Portfolio Turnover of the Portfolio               13%          11%                  3%               12%        14%         6%
-----------------------------------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Exchange Fund (the Fund) is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of the Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.3% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.
 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. The Fund generally designates as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pays the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
                                                 2000         1999
    ------------------------------------------------------------------
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   3,031        3,132
    Redemptions                                 (119,009)    (132,500)
    ------------------------------------------------------------------
    NET DECREASE                                (115,978)    (129,368)
    ------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Decreases in the Fund's investment in the Portfolio aggregated $76,987,754 for the year ended December 31, 2000.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Research, a subsidiary of EVM, to render investment advisory services. See
   Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund are officers of the above organizations.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SERIES TRUST AND SHAREHOLDERS OF CAPITAL EXCHANGE
FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Capital Exchange Fund (one of the series constituting Eaton Vance Series Trust) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years ended
December 31, 2000 and the financial highlights for the two years ended
December 31, 2000, the two-month period ended December 31, 1998 and each of the years in the three-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Capital Exchange Fund as of December 31, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 16, 2001

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.1%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Advertising and Marketing Services -- 3.4%
--------------------------------------------------------------------------
ACNielsen Corp.(1)                              66,001     $     2,392,536
Advo, Inc.(1)                                  670,000          29,731,250
Catalina Marketing Corp.(1)                     76,714           2,987,051
Harte-Hanks Communications, Inc.               135,487           3,209,348
Havas Advertising ADR(1)                     2,431,419          34,343,793
IMS Health, Inc.                               498,012          13,446,324
Interpublic Group Cos., Inc.                 3,641,817         155,004,836
Lamar Advertising Co.(1)                       857,818          33,106,456
Omnicom Group, Inc.                          3,174,478         263,084,864
TMP Worldwide, Inc.(1)                         119,580           6,576,900
TMP Worldwide, Inc.(1)(2)(3)                    34,846           1,916,128
True North Communications, Inc.                499,879          21,244,857
Valassis Communications, Inc.(1)               975,000          30,773,438
Ventiv Health, Inc.(1)                         160,833           2,020,465
WPP Group PLC                                  488,000           6,356,639
WPP Group PLC ADR                              155,310           9,755,409
--------------------------------------------------------------------------
                                                           $   615,950,294
--------------------------------------------------------------------------
Aerospace and Defense -- 0.8%
--------------------------------------------------------------------------
Boeing Company (The)                         1,634,544     $   107,879,904
Boeing Company (The)(2)(3)                     250,000          16,478,344
Honeywell International, Inc.                  284,652          13,467,598
Northrop Grumman Corp.                          67,538           5,605,654
Raytheon Co., Class B                          213,564           6,633,832
Teledyne Technologies, Inc.(1)                   6,117             144,514
--------------------------------------------------------------------------
                                                           $   150,209,846
--------------------------------------------------------------------------
Apparel and Textiles -- 0.0%
--------------------------------------------------------------------------
Shaw Industries, Inc.                          325,000     $     6,154,687
Unifi, Inc.(1)                                  51,208             457,671
--------------------------------------------------------------------------
                                                           $     6,612,358
--------------------------------------------------------------------------
Auto and Parts -- 0.2%
--------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                 46,000     $       100,625
Borg-Warner Automotive, Inc.                   230,270           9,210,800
DaimlerChrysler                                 19,952             822,022
Dana Corp.                                      46,137             706,473
Delphi Automotive Systems                        6,128              68,940
Ford Motor Co.                                 240,055           5,626,289
General Motors Corp.                            13,596             692,546
Genuine Parts Co.                              147,059           3,851,108
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Auto and Parts (continued)
--------------------------------------------------------------------------
Harley-Davidson, Inc.                           49,700     $     1,975,575
Honda Motor Co. Ltd. ADR                         5,000             369,375
SPX Corp.(1)                                    47,862           5,178,070
TRW, Inc.                                        2,000              77,500
Visteon Corp.                                   15,135             174,053
--------------------------------------------------------------------------
                                                           $    28,853,376
--------------------------------------------------------------------------
Banks - Money Center -- 0.4%
--------------------------------------------------------------------------
Bank of Montreal                               136,928     $     7,214,394
Chase Manhattan Corp.(1)                       459,027          20,857,039
Morgan (J.P.) & Co., Inc.                      218,780          36,208,090
Royal Bank of Scotland Group PLC                51,201           1,209,977
Royal Bank of Scotland
Group PLC (A.V.S.)(1)                           50,837              63,033
--------------------------------------------------------------------------
                                                           $    65,552,533
--------------------------------------------------------------------------
Banks - Regional -- 5.9%
--------------------------------------------------------------------------
AmSouth Bancorporation                         692,177     $    10,555,699
Associated Banc-Corp.                          624,922          18,982,006
Bank of America Corp.                        1,327,437          60,896,173
Bank of Granite Corp.                           22,500             523,125
Bank of New York Co., Inc. (The)               359,398          19,834,277
Bank One Corp.                               1,238,985          45,377,826
Bank United Corp.                              102,072           6,960,035
Banknorth Group, Inc.                           65,720           1,310,292
BB&T Corp.                                     695,376          25,946,217
City National Corp.                            130,000           5,045,625
Colonial Bancgroup, Inc. (The)                 396,090           4,257,967
Comerica, Inc.                                 155,041           9,205,559
Commerce Bancshares, Inc.                      142,938           6,074,846
Community First Bancshares, Inc.               418,000           7,889,750
Compass Bancshares, Inc.                       306,668           7,321,698
Fifth Third Bancorp                            447,549          26,741,053
First Citizens BancShares, Inc.                 65,900           5,321,425
First Financial Bancorp.                        51,393             873,681
First Midwest Bancorp, Inc.                    458,929          13,194,209
First Tennessee National Corp.                  33,488             969,059
First Union Corp.                            1,237,805          34,426,452
Firstar Corp.                                2,808,435          65,296,114
FleetBoston Financial Corp.                  2,808,399         105,490,487
Hibernia Corp., Class A                         63,017             803,467
Huntington Bancshares, Inc.                    400,000           6,475,000
Keycorp                                        500,764          14,021,392

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks - Regional (continued)
--------------------------------------------------------------------------
M&T Bank Corp.                                  20,000     $     1,360,000
Marshall and Ilsley Corp.                       50,410           2,562,340
Mellon Financial Corp.                         206,912          10,177,484
National City Corp.                            442,706          12,727,797
National Commerce Bancorporation             1,072,894          26,554,126
Northern Trust Corp.                         1,363,796         111,234,611
Old Kent Financial Corp.                        79,943           3,497,506
PNC Bank Corp.                                 145,615          10,638,996
Popular, Inc.                                      716              18,840
Regions Financial Corp.                      1,284,408          35,080,394
S&T Bancorp, Inc.                              100,000           2,162,500
SouthTrust Corp.                                76,101           3,096,359
Southwest Bancorporation of
Texas, Inc.(1)                                 215,601           9,257,368
Sovereign Bancorporation, Inc.                 442,584           3,595,995
State Street Corp.                              64,000           7,949,440
Summit Bancorp.                                176,081           6,724,093
SunTrust Banks, Inc.                           201,151          12,672,513
Synovus Financial                              945,437          25,467,709
U.S. Bancorp.                                  457,914          13,365,365
Union Planters Corp.                            87,070           3,112,752
Valley National Bancorp.                       305,241          10,168,341
Wachovia Corp.                                 132,559           7,704,992
Washington Mutual, Inc.                        138,506           7,349,475
Wells Fargo & Co.                            4,057,454         225,949,470
Westamerica Bancorporation                     266,506          11,459,758
Whitney Holding Corp.                          253,297           9,197,847
Zions Bancorporation                           137,571           8,589,589
--------------------------------------------------------------------------
                                                           $ 1,085,469,094
--------------------------------------------------------------------------
Beverages -- 2.6%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                    2,128,699     $    96,855,804
Coca-Cola Company (The)                      2,078,457         126,655,974
Coca-Cola Enterprises, Inc.                    264,724           5,029,756
Panamerican Beverages, Inc., Class A            80,000           1,135,000
PepsiCo, Inc.                                5,023,110         248,957,889
--------------------------------------------------------------------------
                                                           $   478,634,423
--------------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
--------------------------------------------------------------------------
AT&T Corp. - Liberty Media Group(1)          1,385,714     $    18,793,746
AT&T Corp. - Liberty Media Group,
Class B(1)                                      32,876             616,425
Cablevision Systems Corp. (1)(2)(3)            130,000          11,032,213
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)          467,378     $    22,638,622
Comcast Corp., Class A(1)                    1,736,177          72,485,390
Cox Communications, Inc., Class A(1)           608,036          28,311,676
Gaylord Entertainment Co.(1)                   428,482           8,944,562
General Motors Corp., Class H(1)             1,175,262          27,031,026
Infinity Broadcasting Corp.(1)                  34,500             963,844
Univision Communications, Inc.(1)              663,184          27,149,095
Westwood One, Inc.(1)                          122,400           2,363,850
--------------------------------------------------------------------------
                                                           $   220,330,449
--------------------------------------------------------------------------
Building Materials and Tools -- 0.6%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)           172,899     $     8,526,082
CRH PLC                                        262,701           4,888,340
Interface, Inc.                                422,412           3,669,704
Masco Corp.                                  2,278,653          58,532,899
Sherwin-Williams Co. (The)                      80,069           2,106,816
Snap-On, Inc.                                   71,795           2,001,286
Valspar Corp.                                  620,000          19,951,600
Vulcan Materials Co.                            49,689           2,378,861
--------------------------------------------------------------------------
                                                           $   102,055,588
--------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.6%
--------------------------------------------------------------------------
ANC Rental Corp.(1)                            689,786     $     2,414,251
Century Business Services, Inc.(1)             400,000             450,000
Cintas Corp.                                 1,103,661          58,700,969
Concord EFS, Inc.(1)                           213,905           9,398,451
Fair, Isaac and Co., Inc.                      238,828          12,180,228
Gartner Group, Inc.(1)                           3,000              20,700
Gartner Group, Inc., Class B(1)                 92,416             585,917
Half (Robert) International, Inc.(1)             3,600              95,400
Manpower, Inc.                                 110,000           4,180,000
Navigant Consulting, Inc.(1)                   496,795           1,894,031
Navigant International, Inc.(1)                 59,630             484,494
ServiceMaster Co.                              695,430           7,997,445
Spherion Corp.(1)                               90,000           1,018,125
Staff Leasing, Inc.(1)                         156,250             468,750
Sylvan Learning Systems, Inc.(1)               815,396          12,078,053
United Rentals, Inc.(1)                        342,099           4,596,955
Viad Corp.                                      40,314             927,222
--------------------------------------------------------------------------
                                                           $   117,490,991
--------------------------------------------------------------------------
Chemicals -- 0.6%
--------------------------------------------------------------------------
Ashland, Inc.                                  106,674     $     3,828,530

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Chemicals (continued)
--------------------------------------------------------------------------
Bayer AG ADR                                    40,000     $     2,106,764
Dow Chemical Co. (The)                         150,501           5,512,099
DuPont (E.I.) de Nemours & Co.               1,054,446          50,942,922
Eastman Chemical Co.                               148               7,215
Monsanto Co.(1)                              1,810,000          48,983,125
Solutia, Inc.                                   99,629           1,195,548
Syngenta AG ADR (1)                             10,030             109,703
--------------------------------------------------------------------------
                                                           $   112,685,906
--------------------------------------------------------------------------
Communications Equipment -- 2.9%
--------------------------------------------------------------------------
3Com Corp.(1)                                  873,949     $     7,428,566
ADC Telecommunications, Inc.(1)                937,781          16,997,280
Advanced Fibre Communication, Inc.(1)           15,000             270,937
Alcatel S.A. ADR                                43,728           2,446,035
Avaya, Inc.(1)                                  48,028             495,289
Avaya, Inc.(1)(2)(3)                            25,000             257,774
CIENA Corp.(1)                                 702,026          57,039,612
Comverse Technology, Inc.(1)                   386,378          41,970,310
Corning, Inc.                                  930,112          49,121,540
JDS Uniphase Corp.(1)                          266,080          11,092,210
Lucent Technologies, Inc.                      496,773           6,706,435
Lucent Technologies, Inc.(2)(3)                300,000           4,049,613
Marconi PLC                                    674,246           7,248,958
Motorola, Inc.                               1,286,001          26,041,520
Nokia Corp., Class A, ADR                    3,891,143         169,264,720
Nortel Networks Corp.                        2,152,570          69,016,776
Qualcomm, Inc.(1)                              344,112          28,281,705
Salient 3 Communications, Inc., Class A         78,125             185,547
Telefonaktiebolaget LM Ericsson,
Class B ADR                                  1,816,000          20,316,500
Tellabs, Inc.(1)                               353,998          20,000,887
--------------------------------------------------------------------------
                                                           $   538,232,214
--------------------------------------------------------------------------
Communications Services -- 2.4%
--------------------------------------------------------------------------
Alltel Corp.                                 1,315,181     $    82,116,614
Alltel Corp.(2)(3)                              30,000           1,872,732
American Tower Corp., Class A(1)               145,509           5,511,153
AT&T Corp.                                   1,564,226          27,080,663
BCE, Inc.                                       80,269           2,322,784
BellSouth Corp.                                699,286          28,627,021
Broadwing, Inc.(1)                             764,587          17,442,141
Citizens Communications Co.(1)                  59,563             781,764
Global Crossing Ltd.(1)                        124,289           1,778,886
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Services (continued)
--------------------------------------------------------------------------
Intermedia Communications, Inc.(1)             403,275     $     2,898,539
ITC Deltacom, Inc.(1)                        1,118,041           6,026,912
McLeodUSA, Inc.(1)                           1,523,959          21,525,919
McLeodUSA, Inc.(1)(2)(3)                       150,000           2,116,102
McLeodUSA, Inc.(1)(2)(3)                       231,562           3,267,951
Nextel Communications, Inc., Class A(1)        221,782           5,489,104
NTL, Inc.(1)                                   400,391           9,584,351
PTEK Holdings, Inc.(1)                          28,000              40,250
Qwest Communications International(1)           81,903           3,358,023
RSL Communications Ltd.(1)                     747,161             127,017
SBC Communications, Inc.                     1,587,062          75,782,210
Sprint Corp.                                 1,315,630          26,723,734
Sprint Corp., PCS Group(1)                     815,754          16,671,972
Talk.com, Inc.(1)                              247,376             355,603
Telecom Corp. of New Zealand Ltd. ADR            8,000             133,500
Telephone & Data Systems, Inc.                 131,756          11,858,040
Verizon Communications, Inc.                   180,425           9,043,803
Vodafone Group PLC ADR                          40,745           1,459,180
Voicestream Wireless
Corporation(1)(2)(3)                           395,175          39,590,515
Winstar Communications, Inc.(1)                 17,136             200,277
WorldCom, Inc.(1)                            2,372,008          33,356,363
--------------------------------------------------------------------------
                                                           $   437,143,123
--------------------------------------------------------------------------
Computer Software -- 3.4%
--------------------------------------------------------------------------
Adobe Systems, Inc.                            231,936     $    13,495,776
BMC Software, Inc.(1)                           35,000             490,000
Cadence Design Systems, Inc.(1)                956,000          26,290,000
Cognos, Inc.(1)                                 77,000           1,448,562
Computer Associates International, Inc.         32,395             631,702
Compuware Corp.(1)                               2,800              17,500
CSG Systems International, Inc.(1)              41,116           1,929,882
Edwards (J.D.) & Co.(1)                        891,844          15,885,971
HNC Software, Inc.(1)                          477,794          14,184,509
I2 Technologies, Inc.(1)                       363,180          19,747,912
Intuit, Inc.(1)                              1,157,751          45,658,805
Microsoft Corp.(1)                           4,197,398         182,062,138
Oracle Corp.(1)                              3,674,035         106,776,642
Parametric Technology Corp.(1)                  94,600           1,271,187
PeopleSoft, Inc.(1)                            475,770          17,692,697
Retek, Inc.(1)                                 593,916          14,476,703
Safeguard Scientific, Inc.(1)                   26,579             176,086
Sapient Corp.(1)                             2,049,828          24,469,822
Siebel Systems, Inc.(1)                      1,728,628         116,898,468

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Computer Software (continued)
--------------------------------------------------------------------------
Synavant, Inc.(1)                               24,900     $       116,719
Veritas Software Corp.(1)                       88,142           7,712,440
Wind River Systems, Inc.(1)                    220,537           7,525,825
--------------------------------------------------------------------------
                                                           $   618,959,346
--------------------------------------------------------------------------
Computers and Business Equipment -- 4.7%
--------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                      89,660     $     1,350,504
Cisco Systems, Inc.(1)                       5,542,579         212,003,647
Compaq Computer Corp.                           74,641           1,123,347
Dell Computer Corp.(1)                       3,518,058          61,346,136
EMC Corp.(1)                                   644,183          42,838,169
Gateway, Inc.(1)                             1,111,743          20,000,257
Hewlett-Packard Co.                          1,153,153          36,396,392
IDX Systems Corp.(1)                            60,000           1,500,000
International Business Machines Corp.          667,872          56,769,120
Jabil Circuit, Inc.(1)                          45,958           1,166,184
Jabil Circuit, Inc.(1)(2)(3)                 2,082,013          52,806,866
Lexmark International, Inc.(1)               5,036,940         223,199,404
Network Appliance, Inc.(1)                     488,000          31,323,500
Palm, Inc.(1)                                1,298,491          36,763,526
Pitney Bowes, Inc.                              67,682           2,241,966
Solectron Corp.(1)                           1,068,848          36,233,947
Solectron Corp.(1)(2)(3)                       500,000          16,942,231
Solectron Corp.(1)(2)(3)                       250,000           8,467,584
Sun Microsystems, Inc.(1)                      503,430          14,033,111
Sun Microsystems, Inc.(1)(2)(3)                 47,490           1,323,253
Xerox Corp.                                     40,742             188,432
Zebra Technologies Corp.(1)                      6,000             244,781
--------------------------------------------------------------------------
                                                           $   858,262,357
--------------------------------------------------------------------------
Conglomerates -- 2.3%
--------------------------------------------------------------------------
General Electric Co.                         5,253,671     $   251,847,854
Tyco International Ltd.                      1,186,995          65,878,222
United Technologies Corp.                    1,391,354         109,395,208
Vivendi Universal ADR                            8,000             522,500
--------------------------------------------------------------------------
                                                           $   427,643,784
--------------------------------------------------------------------------
Consumer Services -- 0.1%
--------------------------------------------------------------------------
Block (H&R), Inc.                              366,177     $    15,150,573
Cendant Corp.(1)                               187,999           1,809,490
Service Corp. International(1)                 145,389             254,431
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Consumer Services (continued)
--------------------------------------------------------------------------
Stewart Enterprises, Inc.                      114,000     $       217,318
--------------------------------------------------------------------------
                                                           $    17,431,812
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co., Inc.                                 91,000     $     3,054,187
Sealed Air Corp.(1)                            474,914          14,484,877
Sonoco Products Co.                            122,135           2,641,169
--------------------------------------------------------------------------
                                                           $    20,180,233
--------------------------------------------------------------------------
Distribution Services -- 1.4%
--------------------------------------------------------------------------
Airgas, Inc.(1)                                536,219     $     3,652,992
Arrow Electronics, Inc.(1)                       8,750             250,469
Cardinal Health, Inc.                          967,387          96,375,930
Cardinal Health, Inc.(2)(3)                     24,100           2,397,811
McKesson HBOC, Inc.                            166,692           5,982,576
MSC Industrial Direct Co.(1)                     5,000              90,312
School Specialty, Inc.(1)                       66,255           1,329,241
Sysco Corp.                                  4,743,436         142,303,080
Sysco Corp.(2)(3)                               99,028           2,969,478
Sysco Corp.(2)(3)                               44,744           1,340,558
--------------------------------------------------------------------------
                                                           $   256,692,447
--------------------------------------------------------------------------
Drugs and Drug Development -- 10.1%
--------------------------------------------------------------------------
Abbott Laboratories                          3,463,086     $   167,743,228
Allergan, Inc.                                  34,340           3,324,541
Alza Corp.(1)                                   49,044           2,084,370
American Home Products Corp.                   963,139          61,207,483
Amgen, Inc.(1)                               2,351,938         150,377,036
Andrx Group(1)                                  93,750           5,425,781
Andrx Group(1)(2)(3)                           300,000          17,337,541
AstraZeneca PLC ADR                             80,720           4,157,080
Bristol-Myers Squibb Co.                     2,289,343         169,268,298
Covance, Inc.(1)                                81,250             873,437
Elan Corp., PLC ADR(1)                         539,036          25,233,623
Forest Laboratories, Inc.(1)                    10,000           1,328,750
Genzyme Corp.(1)                               800,000          71,950,000
Gilead Sciences, Inc.(1)                         9,532             790,560
GlaxoSmithKline PLC ADR(1)                     648,382          36,309,393
Incyte Genomics, Inc.(1)                     1,151,474          28,642,916
King Pharmaceuticals, Inc.(1)(2)(3)          1,563,838          80,714,682
Lilly (Eli) & Co.                            1,237,852         115,197,602
Lilly (Eli) & Co.(2)(3)                         38,250           3,554,524
Merck & Co., Inc.                            1,557,519         145,822,716

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Drugs and Drug Development (continued)
--------------------------------------------------------------------------
Mylan Laboratories                             450,000     $    11,334,375
Novo Nordisk ADR                               116,911          10,346,623
Parexel International Corp.(1)                  35,000             378,437
Pfizer, Inc.                                 6,788,726         312,281,396
Pharmacia Corp.                              2,510,843         153,161,423
Quintiles Transnational Corp.(1)               417,372           8,738,726
Schering-Plough Corp.                        1,368,641          77,670,377
Sepracor, Inc.(1)                              884,000          70,830,500
Teva Pharmaceutical Industries Ltd.            300,000          21,975,000
Vertex Pharmaceuticals, Inc.(1)                 83,000           5,934,500
Watson Pharmaceuticals, Inc.(1)              1,781,781          91,204,915
--------------------------------------------------------------------------
                                                           $ 1,855,199,833
--------------------------------------------------------------------------
Electric Power -- 0.8%
--------------------------------------------------------------------------
AES Corp.(1)                                 1,378,084     $    76,311,401
Ameren Corp.                                     5,000             231,562
American Electric Power, Inc.                      960              44,640
Dominion Resources, Inc.                        28,938           1,938,846
Duke Energy Corp.                                4,117             350,974
Exelon Corp.                                   787,500          55,290,375
P G & E Corp.                                   47,705             954,100
Southern Energy, Inc.(1)                        14,500             410,531
Teco Energy, Inc.                               40,000           1,295,000
TXU Corp.                                      250,196          11,086,810
Wisconsin Energy Corp.                           9,576             216,059
--------------------------------------------------------------------------
                                                           $   148,130,298
--------------------------------------------------------------------------
Electrical Equipment -- 0.3%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)             436,671     $     5,403,804
Baldor Electric Co.                            149,060           3,148,893
Emerson Electric Co.                           400,903          31,596,168
Molex, Inc., Class A                           112,582           2,863,805
Rockwell International Corp.                   203,032           9,669,399
Thomas and Betts Corp.                         132,863           2,150,720
--------------------------------------------------------------------------
                                                           $    54,832,789
--------------------------------------------------------------------------
Electronics - Instruments -- 0.5%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                  216,897     $    11,875,111
Applera Corporation - Applied
Biosystems Group(1)                             47,100           1,692,656
Dionex Corp.(1)                                362,140          12,493,830
Invitrogen Corp.(1)                             37,645           3,251,587
National Instruments Corp.(1)                  466,603          22,659,408
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Electronics - Instruments (continued)
--------------------------------------------------------------------------
PerkinElmer, Inc.                              110,263     $    11,577,615
Waters Corp.(1)                                198,320          16,559,720
X-Rite, Inc.                                   428,000           3,343,750
--------------------------------------------------------------------------
                                                           $    83,453,677
--------------------------------------------------------------------------
Electronics - Semiconductors and Related -- 3.7%
--------------------------------------------------------------------------
Altera Corp.(1)                                 80,516     $     2,118,577
Analog Devices, Inc.(1)                      3,043,828         155,805,946
Applied Materials, Inc.(1)                      80,212           3,063,096
Broadcom Corp., Class A(1)                     234,000          19,656,000
Conexant Systems(1)                            317,574           4,882,700
Cypress Semiconductor Corporation(1)           187,500           3,691,406
Cypress
Semiconductor Corporation(1)(2)(3)              19,307             379,774
Flextronics International Ltd.(1)              108,564           3,094,074
Intel Corp.                                  5,698,406         171,308,330
Intel Corp.(2)(3)                              119,093           3,575,119
Intel Corp.(2)(3)                              350,000          10,506,750
KLA-Tencor Corp.(1)                            101,498           3,419,214
Lam Research Corp.(1)                          293,051           4,249,240
Linear Technologies Corp.                      267,760          12,383,900
Maxim Integrated Products Co.(1)               274,351          13,117,407
National Semiconductor Corp.(1)                 79,368           1,597,281
Plexus Corp.(1)                                132,189           4,017,303
Sanmina Corp.(1)                               727,021          55,707,984
SpeedFam-IPEC, Inc.(1)                         221,000           1,339,813
Teradyne, Inc.(1)                              325,400          12,121,150
Texas Instruments, Inc.                      4,051,267         191,928,774
Ultratech Stepper, Inc.(1)                     245,129           6,342,713
Xilinx, Inc.(1)                                 68,518           3,160,393
--------------------------------------------------------------------------
                                                           $   687,466,944
--------------------------------------------------------------------------
Engineering and Construction -- 0.1%
--------------------------------------------------------------------------
Dycom Industries(1)                            170,511     $     6,127,739
Jacobs Engineering Group, Inc.(1)              168,555           7,785,134
--------------------------------------------------------------------------
                                                           $    13,912,873
--------------------------------------------------------------------------
Entertainment -- 1.2%
--------------------------------------------------------------------------
Callaway Golf Co.                               35,715     $       665,192
Disney (Walt) Co.                            1,031,468          29,848,105
Mattel, Inc.                                    22,091             318,994
MGM Grand, Inc.                                269,445           7,594,981
Time Warner, Inc.                            1,410,539          73,686,557

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------
Viacom, Inc., Class A(1)                        21,774     $     1,023,378
Viacom, Inc., Class B(1)                     2,241,664         104,797,792
--------------------------------------------------------------------------
                                                           $   217,934,999
--------------------------------------------------------------------------
Environmental Services -- 0.3%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)             1,075,000     $    15,654,687
Waste Management, Inc.                       1,402,239          38,912,132
--------------------------------------------------------------------------
                                                           $    54,566,819
--------------------------------------------------------------------------
Financial Services - Miscellaneous -- 4.4%
--------------------------------------------------------------------------
American Express Co.                         1,991,447     $   109,405,120
Capital One Financial Corp.                    560,175          36,866,517
Citigroup                                    4,050,760         206,841,933
Enhance Financial Service Group, Inc.           70,000           1,080,625
Fannie Mae                                   1,862,776         161,595,818
Finova Group, Inc.                             175,587             164,613
FirstPlus Financial Group, Inc.(1)             120,000              10,800
Freddie Mac                                  1,368,400          94,248,550
GreenPoint Financial Corp.                     100,000           4,093,750
GreenPoint Financial Corp.(2)(3)               300,000          12,263,596
Household International, Inc.                1,441,724          79,294,820
ING Groep NV ADR                               105,285           8,435,961
MGIC Investment Corp.                           80,000           5,395,000
Providian Financial Corp.                      806,498          46,373,635
USA Education, Inc.                            600,000          40,800,000
--------------------------------------------------------------------------
                                                           $   806,870,738
--------------------------------------------------------------------------
Foods -- 1.5%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                     405,243     $     6,078,645
Campbell Soup Co.                               12,242             423,879
Conagra, Inc.                                  707,429          18,393,154
Dean Foods Co.                                 150,944           4,632,094
Flowers Industries, Inc.                       965,916          15,213,177
General Mills, Inc.                            123,254           5,492,506
Heinz (H.J.) Co.                               181,374           8,603,929
Hershey Foods Corp.                            714,492          45,995,423
Keebler Food Products Co.                      121,798           5,047,005
Keebler Food Products Co.(2)(3)                 28,300           1,172,144
Kellogg Co.                                    102,235           2,683,669
McCormick & Co., Inc.                          458,058          16,518,717
Quaker Oats Co. (The)                          110,087          10,719,722
Ralston Purina Group                           277,878           7,259,563
Riviana Foods, Inc.                            250,000           4,906,250
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Foods (continued)
--------------------------------------------------------------------------
Sara Lee Corp.                                 837,776     $    20,577,873
Smithfield Foods, Inc.(1)                    1,025,907          31,187,573
Smithfield Foods, Inc.(1)(2)(3)                892,858          27,137,067
Suiza Foods Corp.(1)                            40,152           1,927,296
Tyson Food, Inc.                               163,901           2,089,738
Unilever ADR                                   400,000          25,175,000
Wrigley (Wm.) Jr. Co.                          171,469          16,428,874
--------------------------------------------------------------------------
                                                           $   277,663,298
--------------------------------------------------------------------------
Furniture and Appliances -- 0.3%
--------------------------------------------------------------------------
HON Industries, Inc.                         1,270,418     $    32,395,659
Leggett & Platt, Inc.                          713,393          13,509,880
Maytag Corp.                                    27,073             874,796
Miller (Herman), Inc.                          540,103          15,527,961
Steelcase, Inc., Class A                       123,000           1,706,625
--------------------------------------------------------------------------
                                                           $    64,014,921
--------------------------------------------------------------------------
Health Services -- 0.3%
--------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                   357,143     $     2,924,108
Caremark Rx, Inc.(1)                            17,696             240,002
Cybear Group(1)                                 13,959               5,235
FPA Medical Management, Inc.(1)(2)             315,000               3,150
HCA - The Healthcare Company                    53,310           2,346,173
Health Management Associates, Inc.,
Class A(1)                                   1,311,170          27,206,778
HealthSouth Corp.(1)                           122,699           2,001,527
LabOne, Inc.(1)                                 53,940             310,155
Orthodontic Centers of America, Inc.(1)        100,000           3,125,000
Pacificare Health Systems, Inc.,
Class A(1)                                      19,500             292,500
PhyCor, Inc.(1)                                312,500              10,000
Quest Diagnostics, Inc.(1)                      15,625           2,218,750
Quorum Health Group, Inc.(1)                     6,893             108,565
Renal Care Group, Inc.(1)                      371,007          10,173,717
Response Oncology, Inc.(1)                      44,761              11,190
Sunrise Assisted Living, Inc.(1)               354,000           8,850,000
UnitedHealth Group, Inc.                        52,106           3,198,006
--------------------------------------------------------------------------
                                                           $    63,024,856
--------------------------------------------------------------------------
Household Products -- 2.7%
--------------------------------------------------------------------------
Avon Products, Inc.                            134,700     $     6,448,763
Blyth Industries, Inc.(1)                    1,085,671          26,191,813
Blyth Industries, Inc.(1)(2)(3)                167,616           4,040,198

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Household Products (continued)
--------------------------------------------------------------------------
Clorox Co.                                     421,344     $    14,957,712
Colgate-Palmolive Co.                          546,478          35,275,155
Energizer Holdings, Inc.(1)                     92,626           1,979,881
Fortune Brands, Inc.                            69,838           2,095,140
Gillette Co.                                 4,208,557         152,034,122
Helen of Troy Ltd.(1)                           20,000              97,500
Kimberly-Clark Corp.                         1,549,593         109,540,729
Lauder (Estee) Companies, Inc.               2,092,312          91,669,420
Newell Rubbermaid, Inc.                        423,137           9,626,367
Procter & Gamble Co.                           578,277          45,358,602
Water Pik Technologies, Inc.(1)                  2,141              14,987
--------------------------------------------------------------------------
                                                           $   499,330,389
--------------------------------------------------------------------------
Industrial Equipment -- 0.4%
--------------------------------------------------------------------------
Dover Corp.                                    419,712     $    17,024,568
Federal Signal Corp.                           283,471           5,563,118
Illinois Tool Works, Inc.                      386,412          23,015,665
Johnson Controls                                46,758           2,431,416
Nordson Corp.                                  163,978           4,181,439
Parker-Hannifin Corp.                          157,066           6,930,537
PPG Industries, Inc.                            13,680             633,555
Regal-Beloit Corp.                             265,000           4,520,900
Tecumseh Products Co., Class A                 156,420           6,559,864
Teleflex, Inc.                                  47,559           2,101,513
Wabtec                                         250,000           2,937,500
--------------------------------------------------------------------------
                                                           $    75,900,075
--------------------------------------------------------------------------
Information Services -- 4.9%
--------------------------------------------------------------------------
Acxiom Corp.(1)                                929,019     $    36,173,677
Affiliated Computer Services, Inc.(1)           20,000           1,213,750
Affiliated Computer Services,
Inc.(1)(2)(3)                                   80,327           4,867,837
America Online, Inc.(1)                        166,177           5,782,960
At Home Corp., Series A(1)                     240,582           1,330,731
At Home Corp., Series A(1)(2)(3)               171,895             950,572
Automatic Data Processing, Inc.              5,597,020         354,361,329
Bell and Howell Co.(1)                         115,000           1,897,500
BISYS Group, Inc. (The)(1)                     107,746           5,616,260
Ceridian Corp.(1)                              181,000           3,608,688
Check Point Software Technology Ltd.(1)        104,000          13,890,500
Circle.com(1)                                  120,625              67,852
Computer Sciences Corp.(1)                   2,955,400         177,693,425
DST Systems, Inc.(1)                           389,034          26,065,278
Electronic Data Systems Corp.                  157,612           9,102,093
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------
Equifax, Inc.                                   80,000     $     2,295,000
First Data Corp.                             2,827,384         148,967,795
Investors Financial Services Corp.              51,000           4,386,000
Keane, Inc.(1)                                 200,000           1,950,000
Lason, Inc.(1)                                 355,000              95,850
NOVA Corp.(1)                                  104,965           2,092,740
Paychex, Inc.                                  365,232          17,759,406
Perot Systems Corp., Class A(1)                245,326           2,253,933
Reuters Holdings PLC ADR                       270,131          26,607,904
Reynolds & Reynolds, Inc., Class A             451,043           9,133,621
RSA Security, Inc.(1)                           40,000           2,115,000
SunGard Data Systems, Inc.(1)                  988,797          46,597,059
--------------------------------------------------------------------------
                                                           $   906,876,760
--------------------------------------------------------------------------
Insurance -- 7.0%
--------------------------------------------------------------------------
21st Century Insurance Group                    70,700     $     1,007,475
Aegon, NV ADR                                2,680,037         111,054,033
Aetna, Inc.(1)                                     368              15,111
Aflac Corp.                                    135,749           9,799,381
Allmerica Financial Corp.                        1,500             108,750
Allstate Corp. (The)                            40,426           1,761,058
American General Corp.                         101,421           8,265,811
American International Group, Inc.           5,194,621         511,994,832
American International Group, Inc.(2)(3)       375,000          36,948,001
AON Corp.                                      607,321          20,800,744
Berkshire Hathaway, Inc.(1)                        448          31,808,000
Berkshire Hathaway, Inc., Class B(1)            39,077          91,987,258
Chubb Corp.                                    104,451           9,035,012
Commerce Group, Inc.                           120,000           3,261,600
Delphi Financial Group, Inc.(1)                  6,448             248,248
Gallagher (A.J.) and Co.                       261,250          16,622,031
Hartford Financial Services Group                3,512             248,035
Jefferson-Pilot Corp.                           80,726           6,034,269
Kansas City Life Insurance Co.                  70,800           2,504,550
Lincoln National Corp.                          26,903           1,272,848
Marsh & McLennan Cos., Inc.                  2,682,868         313,895,556
Mercury General Corp.                            2,000              87,750
MetLife, Inc.                                1,885,000          65,975,000
Mutual Risk Management Ltd.                    240,000           3,645,000
Progressive Corp.                              186,136          19,288,343
Protective Life Corp.                           43,381           1,399,037
Safeco Corp.                                    23,248             764,278
St. Paul Cos., Inc. (The)                      305,436          16,588,993

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
Torchmark Corp.                                222,850     $     8,565,797
UICI(1)                                        160,854             955,071
--------------------------------------------------------------------------
                                                           $ 1,295,941,872
--------------------------------------------------------------------------
Investment Services -- 3.4%
--------------------------------------------------------------------------
Dain Rauscher Corporation                       13,749     $     1,301,858
E*Trade Group, Inc.(1)                         771,248           5,687,954
Federated Investors, Inc.                      878,947          25,599,331
Federated Investors, Inc.,
Class B(2)(3)                                  378,000          11,005,397
Federated Investors, Inc.,
Class B(2)(3)                                  378,000          11,004,204
Franklin Resources, Inc.                     1,746,081          66,525,686
Goldman Sachs Group, Inc.                        9,627           1,029,487
Knight Trading Group, Inc.(1)                  475,000           6,620,313
Legg Mason, Inc.                                17,641             961,435
Merrill Lynch & Co., Inc.(2)(3)                150,000          10,213,422
Merrill Lynch & Co., Inc.                    2,822,531         192,461,333
Morgan Stanley Dean Witter & Co.             3,038,338         240,788,287
Nuveen (John) Co., Class A (The)                50,000           2,875,000
Price (T. Rowe) Associates, Inc.               139,176           5,882,357
Schwab (Charles) Corp.                       1,105,111          31,357,525
Stilwell Financial, Inc.                        95,458           3,764,625
Waddell & Reed Financial, Inc., Class A         19,020             715,628
Waddell & Reed Financial, Inc., Class B         81,862           3,069,825
--------------------------------------------------------------------------
                                                           $   620,863,667
--------------------------------------------------------------------------
Lodging and Gaming -- 0.1%
--------------------------------------------------------------------------
Marriott International, Inc., Class A          157,628     $     6,659,783
Royal Caribbean Cruises Ltd.                   500,000          13,225,000
Wyndham International, Class A(1)              132,212             231,371
--------------------------------------------------------------------------
                                                           $    20,116,154
--------------------------------------------------------------------------
Medical Products -- 4.1%
--------------------------------------------------------------------------
Bausch & Lomb, Inc.                            145,054     $     5,865,621
Baxter International, Inc.                   1,508,565         133,225,147
Becton, Dickinson and Co.                       36,245           1,254,983
Biomet, Inc.                                   129,346           5,133,419
Biomet, Inc.(2)(3)                              87,596           3,473,405
Boston Scientific Corp.(1)                     541,644           7,413,752
Dentsply International, Inc.                    47,401           1,854,564
Edwards Lifesciences Corp.(1)                  295,714           5,248,924
ESC Medical Systems Ltd.(1)                    170,000           2,050,625
Genzyme Corporation - Genzyme Biosurgery
Division (1)                                    86,784             753,936
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Medical Products (continued)
--------------------------------------------------------------------------
Guidant Corp.(1)                               453,816     $    24,477,701
Heartport, Inc.(1)                              41,026              64,103
Hillenbrand Industries, Inc.                   647,898          33,366,747
Johnson & Johnson Co.                        2,478,558         260,403,500
Medtronic, Inc.                              3,548,358         214,232,114
MiniMed, Inc.(1)                               407,100          17,110,942
Schein (Henry), Corp.(1)                     1,125,194          38,959,842
Steris Corp.(1)                                 78,394           1,264,103
VISX, Inc.(1)                                   50,000             521,875
--------------------------------------------------------------------------
                                                           $   756,675,303
--------------------------------------------------------------------------
Metals - Industrial -- 0.4%
--------------------------------------------------------------------------
Alcoa, Inc.                                  1,896,000     $    63,516,000
Allegheny Technologies, Inc.                    21,408             339,852
Nucor Corp.                                    221,462           8,789,273
Phelps Dodge Corp.                               7,332             409,217
Steel Dynamics, Inc.(1)                        311,800           3,429,800
Worthington Industries                         147,466           1,188,945
--------------------------------------------------------------------------
                                                           $    77,673,087
--------------------------------------------------------------------------
Natural Gas Distribution -- 0.8%
--------------------------------------------------------------------------
Coastal Corp. (The)                            200,000     $    17,662,500
Dynegy, Inc.                                   430,200          24,118,088
Dynegy, Inc.(2)(3)                              63,525           3,556,271
Kinder Morgan, Inc.(2)(3)                      500,000          26,059,502
Kinder Morgan, Inc.                          1,275,912          66,586,658
National Fuel Gas Co.                            2,000             125,875
Williams Cos., Inc. (The)                      100,000           3,993,750
--------------------------------------------------------------------------
                                                           $   142,102,644
--------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
--------------------------------------------------------------------------
Baker Hughes, Inc.                             746,804     $    31,039,041
Core Laboratories NV(1)                        205,000           5,599,063
Grant Prideco, Inc.(1)                         163,681           3,590,752
Halliburton Co.                              3,257,050         118,068,063
Nabors Industries, Inc.(1)                     400,000          23,660,000
Nabors Industries, Inc.(1)(2)(3)               150,000           8,869,395
National-Oilwell, Inc.(1)                      641,199          24,806,386
National-Oilwell, Inc.(1)(2)(3)                 45,730           1,766,857
Newpark Resources, Inc.(1)                     110,000           1,051,875
Noble Drilling, Inc.(1)                        170,000           7,384,375
Patterson Energy, Inc.(1)                      200,000           7,450,000
Schlumberger Ltd.                            1,703,413         136,166,577

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------------
Smith International, Inc.(1)                    70,000     $     5,219,375
Syntroleum Corp.(1)                              2,735              46,495
Transocean Sedco Forex, Inc.                   237,966          10,946,436
Valero Energy Corp.                             51,510           1,915,528
Weatherford International(1)                   163,681           7,733,927
--------------------------------------------------------------------------
                                                           $   395,314,145
--------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                     2,591,906     $   184,232,678
Apache Corp.                                   204,874          14,353,985
Burlington Resources, Inc.                     428,629          21,645,765
Devon Energy Corp.                             224,853          13,709,287
El Paso Energy Corp.                           478,836          34,296,629
Kerr - McGee Corp.                             136,199           9,116,821
Newfield Exploration Co.(1)                     60,000           2,846,250
USX-Marathon Group                              50,000           1,387,500
--------------------------------------------------------------------------
                                                           $   281,588,915
--------------------------------------------------------------------------
Oil and Gas - Integrated -- 1.2%
--------------------------------------------------------------------------
BP Amoco PLC ADR                             1,214,307     $    58,134,948
Chevron Corp.                                   93,585           7,902,083
Exxon Mobil Corp.                            1,379,486         119,929,064
Murphy Oil Corp.                                29,700           1,794,994
Pennzoil-Quaker State Co.                       74,457             958,634
Phillips Petroleum Co.                          18,407           1,046,898
Royal Dutch Petroleum Co.                       56,537           3,424,022
Texaco, Inc.                                     2,500             155,313
Tosco Corp.                                    614,619          20,858,632
--------------------------------------------------------------------------
                                                           $   214,204,588
--------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------
Caraustar Industries, Inc.                     264,862     $     2,483,081
Georgia-Pacific Corp. - G-P Group              655,759          20,410,499
Georgia-Pacific Corp. - Timber Group           305,098           9,133,871
International Paper Co.                        161,321           6,583,913
Louisiana Pacific Corp.                         70,750             716,344
Mead Corporation (The)                          38,768           1,216,346
Temple Inland, Inc.                             12,632             677,391
Westvaco Corp.                                  47,000           1,371,813
Weyerhaeuser Co.                               119,608           6,070,106
Willamette Industries, Inc.                    156,412           7,341,588
--------------------------------------------------------------------------
                                                           $    56,004,952
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Photography -- 0.0%
--------------------------------------------------------------------------
Eastman Kodak Co.                              143,906     $     5,666,299
--------------------------------------------------------------------------
                                                           $     5,666,299
--------------------------------------------------------------------------
Printing and Business Products -- 0.5%
--------------------------------------------------------------------------
Avery Dennison Corp.                         1,501,504     $    82,395,032
Banta Corp.                                     42,341           1,076,308
Bowne & Co., Inc.                              172,640           1,823,510
Consolidated Graphics, Inc.(1)                  70,215             838,192
Day Runner, Inc.(1)                              1,600                 500
Deluxe Corp.                                    80,675           2,038,657
Donnelley (R.R.) & Sons Co.                     85,277           2,302,479
Harland (John H.) Co.                           51,540             728,003
Ikon Office Solutions, Inc.                    122,526             306,315
Workflow Management, Inc.(1)                    79,507             546,611
--------------------------------------------------------------------------
                                                           $    92,055,607
--------------------------------------------------------------------------
Publishing -- 1.6%
--------------------------------------------------------------------------
Belo (A.H.) Corp.                              542,924     $     8,686,784
Dow Jones & Co., Inc.                          376,300          21,307,988
Gannett Co., Inc.                              600,300          37,856,419
Houghton Mifflin Co.                            97,400           4,516,925
MacClatchy Co. (The), Class A                   48,066           2,048,813
McGraw-Hill Companies, Inc. (The)            3,155,455         184,988,549
Meredith Corp.                                 190,000           6,115,625
New York Times Co. (The), Class A              315,755          12,649,935
Tribune Co.                                    226,200           9,556,950
Washington Post Co. (The), Class B               3,600           2,220,750
--------------------------------------------------------------------------
                                                           $   289,948,738
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                     55,000     $     2,756,875
Catellus Development Corp.(1)                  415,722           7,275,135
Equity Office Properties Trust                   2,812              91,742
Jones Lang Lasalle, Inc.(1)                    213,193           2,958,053
Rouse Co. (The)                                127,700           3,256,350
Trammell Crow Co.(1)                           876,098          11,827,323
Ventas, Inc.                                    25,600             144,000
--------------------------------------------------------------------------
                                                           $    28,309,478
--------------------------------------------------------------------------
Restaurants -- 1.1%
--------------------------------------------------------------------------
Boston Chicken, Inc.(1)(2)                      38,500     $           385
Brinker International, Inc.(1)                 388,158          16,399,676

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Restaurants (continued)
--------------------------------------------------------------------------
CBRL Group, Inc.                                62,047     $     1,128,480
CKE Restaurants, Inc.                            5,522              15,186
Evans (Bob) Farms, Inc.                         48,193           1,027,113
Jack in the Box, Inc.(1)                       500,000          14,718,750
Lone Star Steakhouse and Saloon, Inc.          345,981           3,330,067
McDonald's Corp.                             2,075,892          70,580,328
Outback Steakhouse, Inc.(1)                    685,923          17,748,258
Outback Steakhouse, Inc.(1)(2)(3)              600,000          15,517,884
Outback Steakhouse, Inc.(1)(2)(3)              500,000          12,918,902
Papa John's International, Inc.(1)             197,246           4,388,724
Sonic Corp.(1)                                  71,007           1,655,351
Starbucks Corp.(1)                             684,000          30,267,000
Tricon Global Restaurants, Inc.(1)             219,321           7,237,593
--------------------------------------------------------------------------
                                                           $   196,933,697
--------------------------------------------------------------------------
Retail - Food and Drug -- 2.1%
--------------------------------------------------------------------------
Albertson's, Inc.                              868,341     $    23,011,036
CVS Corp.                                    1,958,878         117,410,250
Delhaize America, Inc.                          33,442             591,505
Kroger Co. (The)(1)                             60,140           1,627,539
Safeway, Inc.(1)                             3,479,293         217,455,813
Walgreen Co.                                   518,466          21,678,360
Winn-Dixie Stores, Inc.                        519,957          10,074,167
--------------------------------------------------------------------------
                                                           $   391,848,670
--------------------------------------------------------------------------
Retail - General -- 1.5%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                        571,116     $    15,634,300
Casey's General Stores, Inc.                    91,201           1,362,315
Costco Wholesale Corporation(1)                 20,435             816,123
Costco Wholesale Corporation(1)(2)(3)           56,823           2,266,106
Department 56, Inc.(1)                         255,162           2,934,363
Dollar General Corp.                           249,983           4,718,429
Dollar Tree Stores, Inc.(1)                  1,518,256          37,197,272
Family Dollar Stores                         2,618,411          56,132,186
May Department Stores Co. (The)                436,040          14,280,310
Nordstrom, Inc.                                 65,692           1,194,773
Penney (J.C.) Company, Inc.                    907,984           9,874,326
Sears Roebuck & Co.                             15,750             547,313
Target Corporation                           2,200,000          70,950,000
Wal-Mart Stores, Inc.                        1,175,988          62,474,363
--------------------------------------------------------------------------
                                                           $   280,382,179
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.5%
--------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)              5,604     $       112,080
AutoNation, Inc.(1)                          5,359,593          32,157,558
Burlington Coat Factory Warehouse Corp.        628,228          11,897,068
Circuit City Stores-Circuit City Group         216,000           2,484,000
Gap, Inc. (The)                                521,688          13,303,044
Harcourt General, Inc.                         216,416          12,378,995
Home Depot, Inc. (The)                       4,294,789         196,218,172
Intimate Brands, Inc.                           53,000             795,000
Limited, Inc. (The)                            675,566          11,526,845
Limited, Inc. (The)(2)(3)                       45,139             769,173
Lowe's Companies                             2,313,241         102,939,225
Neiman Marcus Group, Inc. (The),
Class B(1)                                      65,206           2,159,949
Office Depot, Inc.(1)                          303,219           2,160,435
OfficeMax, Inc.(1)                             912,117           2,622,336
Payless Shoesource, Inc.(1)                      7,700             544,775
Pep Boys - Manny, Moe & Jack (The)              97,976             355,163
Pier 1 Imports, Inc.                           350,000           3,609,375
RadioShack Corporation                         609,588          26,097,986
Tiffany and Co.                                 88,000           2,783,000
TJX Companies, Inc. (The)                    1,000,000          27,750,000
Too, Inc.(1)                                    39,087             488,588
--------------------------------------------------------------------------
                                                           $   453,152,767
--------------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.7%
--------------------------------------------------------------------------
Arch Chemicals, Inc.                             4,950     $        87,863
Ecolab, Inc.                                 2,023,831          87,404,201
International Flavors & Fragrances, Inc.       148,101           3,008,302
MacDermid, Inc.                                 61,937           1,176,803
Millipore Corp.                                101,440           6,390,720
Minnesota Mining & Manufacturing Co.           122,203          14,725,462
Olin Corp.                                       9,900             219,038
Pall Corp.                                     216,000           4,603,500
RPM, Inc.                                      470,138           4,025,557
Sigma Aldrich Corp.                            395,000          15,528,438
--------------------------------------------------------------------------
                                                           $   137,169,884
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Co., Inc.                        481,024     $    21,165,056
--------------------------------------------------------------------------
                                                           $    21,165,056
--------------------------------------------------------------------------
Transportation -- 1.7%
--------------------------------------------------------------------------
Arnold Industries, Inc.                        148,543     $     2,673,774

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Transportation (continued)
--------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             214,916     $     6,084,809
CSX Corp.                                       36,496             946,615
FedEx Corp.(1)                               2,945,106         117,686,436
Florida East Coast Industries, Inc.            122,888           4,408,607
Heartland Express, Inc.(1)                     250,000           5,703,125
Kansas City Southern Industrials, Inc.          15,215             154,052
Norfolk Southern Corp.                             390               5,192
Robinson (C.H.) Worldwide, Inc.                821,308          25,819,870
Robinson (C.H.) Worldwide, Inc.(2)(3)          320,000          10,055,389
Union Pacific Corp.                             92,081           4,673,111
United Parcel Service, Inc., Class B         2,234,027         131,388,713
--------------------------------------------------------------------------
                                                           $   309,599,693
--------------------------------------------------------------------------
Trucks and Parts -- 0.0%
--------------------------------------------------------------------------
Arvinmeritor, Inc.                              53,849     $       612,532
Paccar, Inc.                                    12,894             635,030
--------------------------------------------------------------------------
                                                           $     1,247,562
--------------------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------------------
American Water Works Co.                        79,211     $     2,326,823
--------------------------------------------------------------------------
                                                           $     2,326,823
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $13,439,891,552)                       $18,037,861,223
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Computer Software -- 0.0%
--------------------------------------------------------------------------
Veritas Software Corp.
(Tax Refund Rights)(1)                         197,392     $        15,791
--------------------------------------------------------------------------
                                                           $        15,791
--------------------------------------------------------------------------
Total Rights
   (identified cost $15,791)                               $        15,791
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Barton Capital Corp., 6.62%, 1/11/01        $   30,151     $    30,095,556
Barton Capital Corp., 6.65%, 1/5/01             78,988          78,929,637
Barton Capital Corp., 6.65%, 1/5/01             65,000          64,951,972
Corporate Receivables Corp.,
6.53%, 1/2/01                                   21,450          21,446,109
Ford Motor Credit Co., 6.51%, 1/10/01           84,943          84,804,755
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $280,228,029)                       $   280,228,029
--------------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $13,720,135,372)                       $18,318,105,043
--------------------------------------------------------------------------

SECURITIES SOLD SHORT -- -1.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
American International Group, Inc.           1,000,000     $   (98,562,500)
Oracle Corp.                                 2,000,000         (58,125,000)
Siebel Systems, Inc.                           400,000         (27,050,000)
--------------------------------------------------------------------------
Total Securities Sold Short
   (proceeds $227,951,317)                                 $  (183,737,500)
--------------------------------------------------------------------------
Other Assets, Less Liabilities
   excluding securities sold short -- 1.4%                 $   250,701,342
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $18,385,068,885
--------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At December 31, 2000, the value of these securities totaled $487,752,865 or 2.7% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
---------------------------------------------------------
Investments, at value (identified cost,
   $13,720,135,372)                       $18,318,105,043
Cash                                           33,931,620
Deposits with brokers for securities
   sold short                                 187,909,032
Dividends and interest receivable              22,219,113
Receivable for investments sold                 6,947,733
Tax reclaim receivable                             22,242
Other assets                                      294,764
---------------------------------------------------------
TOTAL ASSETS                              $18,569,429,547
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Securities sold short, at value
   (proceeds received of $227,951,317)    $   183,737,500
Miscellaneous liabilities                          32,000
Payable to affiliate for Trustees' fees            16,977
Accrued expenses                                  574,185
---------------------------------------------------------
TOTAL LIABILITIES                         $   184,360,662
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $18,385,068,885
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,742,884,218
Net unrealized appreciation (computed on
   the basis of identified cost)            4,642,184,667
---------------------------------------------------------
TOTAL                                     $18,385,068,885
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $953,924)                              $145,545,700
Interest                                    44,194,837
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $189,740,537
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $ 73,317,616
Trustees fees and expenses                      41,436
Custodian fee                                1,951,652
Legal and accounting services                  123,245
Amortization of organization expenses            1,989
Miscellaneous                                  381,771
------------------------------------------------------
TOTAL EXPENSES                            $ 75,817,709
------------------------------------------------------

NET INVESTMENT INCOME                     $113,922,828
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $118,155,592
   Securities sold short                    78,957,715
   Foreign currency transactions              (150,768)
------------------------------------------------------
NET REALIZED GAIN                         $196,962,539
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 97,145,947
   Securities sold short                    44,213,817
   Foreign currency                              1,179
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $141,360,943
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $338,323,482
------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $452,246,310
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     113,922,828  $      82,826,268
   Net realized gain                            196,962,539         19,281,587
   Net change in unrealized appreciation
      (depreciation)                            141,360,943      1,954,982,313
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     452,246,310  $   2,057,090,168
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   4,816,070,598  $   5,393,615,110
   Withdrawals                               (1,997,896,982)    (1,040,915,654)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $   2,818,173,616  $   4,352,699,456
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $   3,270,419,926  $   6,409,789,624
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $  15,114,648,959  $   8,704,859,335
------------------------------------------------------------------------------
AT END OF YEAR                            $  18,385,068,885  $  15,114,648,959
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    YEAR ENDED DECEMBER 31,                                       YEAR ENDED OCTOBER 31,
                                  ----------------------------    PERIOD ENDED            ---------------------------------------
                                      2000            1999        DECEMBER 31, 1998(1)       1998           1997         1996(2)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%           0.46%               0.48%(3)           0.50%          0.56%        0.66%(3)
   Net investment income                 0.67%           0.72%               0.72%(3)           0.78%          0.81%        0.91%(3)
Portfolio Turnover                         13%             11%                  3%                12%            14%           6%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                $18,385,069     $15,114,649          $8,704,859         $6,985,678     $2,871,446     $936,800
---------------------------------------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) For the period from the start of business, December 1, 1995, to October 31, 1996.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2000, the adviser fee was 0.43% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2000, purchases and sales of investments, other than short-term obligations, aggregated $3,441,068,199 and $2,085,534,854, respectively. In addition, investments having an aggregate market value of $457,566,723 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2000, investors contributed securities with a value of $2,622,113,147.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 5,919,433,713
    ---------------------------------------------------------
    Gross unrealized appreciation             $12,444,556,001
    Gross unrealized depreciation                 (45,884,671)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,398,671,330
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2000.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

7 Restricted Securities
-------------------------------------------
   At December 31, 2000, the Portfolio owned the following securities (representing 2.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE      COST       FAIR VALUE
    ----------------------------------------------------------------------------------------------
    COMMON STOCKS
    ----------------------------------------------------------------------------------------------
    Affiliated Computer Services, Inc.           11/29/00      80,327   $  4,516,629  $  4,867,837
    Alltel Corp.                                  5/16/00      30,000      1,896,544     1,872,732
    American International Group, Inc.            3/17/00     375,000     24,949,397    36,948,001
    Andrx Group                                  11/29/00     300,000     19,676,691    17,337,541
    At Home Corp., Series A                       3/17/00     171,895      5,000,018       950,572
    Avaya, Inc.                                   9/29/00      25,000        963,897       257,774
    Biomet, Inc.                                  7/19/00      87,596      2,500,016     3,473,405
    Blyth Industries, Inc.                        7/19/00     167,616      5,000,017     4,040,198
    Boeing Company (The)                          9/27/00     250,000     16,506,453    16,478,344
    Cablevision Systems Corp.                     7/19/00     130,000      8,826,740    11,032,213
    Cardinal Health, Inc.                         9/27/00      24,100      2,287,570     2,397,811
    Costco Wholesale Corporation                 11/29/00      56,823      2,000,006     2,266,106
    Cypress Semiconductor Corporation             7/19/00      19,307      1,000,048       379,774
    Dynegy, Inc.                                 11/29/00      63,525      3,108,056     3,556,271
    Federated Investors, Inc., Class B            3/17/00     378,000      6,243,996    11,005,397
    Federated Investors, Inc., Class B            5/16/00     378,000      7,221,298    11,004,204
    GreenPoint Financial Corp.                   11/29/00     300,000      8,780,559    12,263,596
    Intel Corp.                                  11/29/00     350,000     14,688,889    10,506,750
    Intel Corp.                                  11/29/00     119,093      5,000,002     3,575,119
    Jabil Circuit, Inc.                           5/16/00   2,082,013     75,000,003    52,806,866
    Keebler Food Products Co.                     5/16/00      28,300      1,000,011     1,172,144
    Kinder Morgan, Inc.                           9/27/00     500,000     19,657,969    26,059,502
                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE      COST       FAIR VALUE
    ----------------------------------------------------------------------------------------------
    King Pharmaceuticals, Inc.                   11/29/00   1,563,838   $ 77,586,646  $ 80,714,682
    Lilly (Eli) & Co.                            11/29/00      38,250      3,504,173     3,554,524
    Limited, Inc. (The)                           9/27/00      45,139      1,000,019       769,173
    Lucent Technologies, Inc.                     5/16/00     300,000     16,638,317     4,049,613
    McLeodUSA, Inc.                               3/17/00     150,000      4,182,109     2,116,102
    McLeodUSA, Inc.                               7/19/00     231,562      5,000,017     3,267,951
    Merrill Lynch & Co., Inc.                    11/29/00     150,000      9,192,441    10,213,422
    Nabors Industries, Inc.                       3/17/00     150,000      5,738,829     8,869,395
    National-Oilwell, Inc.                        9/27/00      45,730      1,347,011     1,766,857
    Outback Steakhouse, Inc.                      5/16/00     600,000     19,815,679    15,517,884
    Outback Steakhouse, Inc.                     11/29/00     500,000     13,011,703    12,918,902
    Robinson (C.H.) Worldwide, Inc.               5/16/00     320,000      8,260,903    10,055,389
    Smithfield Foods, Inc.                        7/19/00     892,858     24,981,274    27,137,067
    Solectron Corp.                               5/16/00     500,000     17,137,378    16,942,231
    Solectron Corp.                               7/19/00     250,000     11,747,977     8,467,584
    Sun Microsystems, Inc.                        5/16/00      47,490      2,000,072     1,323,253
    Sysco Corp.                                   5/16/00      99,028      2,000,020     2,969,478
    Sysco Corp.                                   9/27/00      44,744      1,015,003     1,340,558
    TMP Worldwide, Inc.                           5/16/00      34,846      2,048,347     1,916,128
    Voicestream Wireless Corporation              3/17/00     395,175     46,008,743    39,590,515
    ----------------------------------------------------------------------------------------------
                                                                        $508,041,470  $487,752,865
    ----------------------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the two years ended December 31, 2000, the two-month period ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998 and for the period from the start of business, December 1, 1995, to October 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers; where replies were not received, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2000, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 16, 2001

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

CAPITAL EXCHANGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Helman, Jordan Management, Co.
President
Jordan Simmons Capital LLC and Unicorn Corporation

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Helman, Jordan Management, Co.
President
Jordan Simmons Capital LLC and Unicorn Corporation

Jack L. Treynor
Investment Adviser and Consultant

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
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

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF CAPITAL EXCHANGE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

CAPITAL EXCHANGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

157-2/01                                                                CAPSRC